27. Impairment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of assets		$ 7,339	$ 2,848	$ 2,005
Assets classified as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of assets	[1]	(7,338)	(2,848)	(2,005)
Others [member] | Assets classified as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount	[1]		592	25
Recoverable amount	[1],[2]		468	109
Impairment of assets	[1]		$ 2	$ 81
Business segment			Several	Several Segments
Producing properties relating to oil and gas activities [member] | Assets classified as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount	[1]
Recoverable amount	[1],[2]	270
Impairment of assets	[1]	$ 79
Business segment		E&P - Brazil
Cartola and Ataulfo Alves vessels [member] | Assets classified as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount	[1]	$ 80
Recoverable amount	[1],[2]	19
Impairment of assets	[1]	$ (62)
Business segment		RTM - Brazil
Producing properties Pampo and Enchova fields [member] | Assets classified as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount	[1]		$ 328
Recoverable amount	[1],[2]		808
Impairment of assets	[1]		$ 494
Business segment			E&P - Brazil
Producing properties Pampo and Frade field [member] | Assets classified as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount	[1]		$ 19
Recoverable amount	[1],[2]		105
Impairment of assets	[1]		$ 84
Business segment			E&P - Brazil
Producing properties Pampo and Maromba field [member] | Assets classified as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount	[1]
Recoverable amount	[1],[2]		68
Impairment of assets	[1]		$ 67
Business segment			E&P - Brazil
PO&G BV [member] | Assets classified as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount	[1]		$ 444
Recoverable amount	[1],[2]		354
Impairment of assets	[1]		$ (89)
Business segment			E&P - Abroad
Producing properties relating to oil and gas activities in Riacho da Forquilha [member] | Assets classified as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount	[1]			$ 98
Recoverable amount	[1],[2]			459
Impairment of assets	[1]			$ 34
Business segment				E&P - Brazil
Property, plant and equipment and intangible assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of assets	[1]	$ (7,355)	$ (3,406)	$ (2,120)
Property, plant and equipment and intangible assets [member] | Producing properties relating to oil and gas activities in brazil several CGUs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount	[1]	42,421	105,532	7,019
Recoverable amount	[1],[2]	40,511	196,994	9,923
Impairment of assets	[1]	$ (7,316)	$ (1,859)	$ (524)
Business segment		E&P - Brazil	E&P - Brazil	E&P - Brazil
Property, plant and equipment and intangible assets [member] | Oil and gas production and drilling equipment in Brazil [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount	[1]	$ 120	$ 314	$ 199
Recoverable amount	[1],[2]			6
Impairment of assets	[1]	$ (119)	$ (307)	$ (197)
Business segment		E&P - Brazil	E&P - Brazil	E&P - Brazil
Property, plant and equipment and intangible assets [member] | Comperj [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount	[1]	$ 266	$ 330	$ 46
Recoverable amount	[1],[2]	526	117
Impairment of assets	[1]	$ 260	$ (209)	$ (47)
Business segment		RTM - Brazil	RTM - Brazil	RTM - Brazil
Property, plant and equipment and intangible assets [member] | Second refining unit in RNEST [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount	[1]	$ 410	$ 1,043	$ 1,114
Recoverable amount	[1],[2]	388	498	1,092
Impairment of assets	[1]	$ (22)	$ (534)	$ (22)
Business segment		RTM - Brazil	RTM - Brazil	RTM - Brazil
Property, plant and equipment and intangible assets [member] | Corporate facilities [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount	[1]	$ 152
Recoverable amount	[1],[2]
Impairment of assets	[1]	$ (161)
Business segment		Corporate, others
Property, plant and equipment and intangible assets [member] | Others [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount	[1]		$ 33	$ 666
Recoverable amount	[1],[2]			756
Impairment of assets	[1]	$ 3	$ (67)	$ (14)
Business segment		Several	Several	Several Segments
Property, plant and equipment and intangible assets [member] | Transpetro's fleet of vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount	[1]		$ 1,347	$ 1,721
Recoverable amount	[1],[2]		1,453	1,300
Impairment of assets	[1]		$ 103	$ (428)
Business segment			RTM - Brazil	RTM - Brazil
Property, plant and equipment and intangible assets [member] | Fertilizer plant - UFN III [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount	[1]		$ 204	$ 312
Recoverable amount	[1],[2]			200
Impairment of assets	[1]		$ (200)	$ (114)
Business segment			RTM	RTM - Brazil
Property, plant and equipment and intangible assets [member] | Oil and gas production and drilling equipment abroad [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount	[1]		$ 343
Recoverable amount	[1],[2]		15
Impairment of assets	[1]		$ (333)
Business segment			E&P - Abroad
Property, plant and equipment and intangible assets [member] | Producing properties relating to oil and gas activities Abroad (several CGUs) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount	[1]			$ 2,258
Recoverable amount	[1],[2]			1,554
Impairment of assets	[1]			$ (715)
Business segment				E&P - Brazil
Property, plant and equipment and intangible assets [member] | GASFOR II [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount	[1]			$ 58
Recoverable amount	[1],[2]
Impairment of assets	[1]			$ (59)
Business segment				Gas & Power - Brazil

[1]	It only includes carrying amounts and recoverable amounts of impaired assets or assets for which reversals were recognized.
[2]	The recoverable amounts of assets for impairment computation were their value in use, except for oil and gas production and drilling equipment that were based on their fair value.